FCI VALUE EQUITY FUND
SUMMARY SECTION – FCI VALUE EQUITY FUND
Investment Objective
The investment objective of the FCI Value Equity Fund (the “Fund”) is income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FCI VALUE EQUITY FUND
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FCI VALUE EQUITY FUND
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses		1.43%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.04%
Fee Waiver/Expense Reimbursement	[1]	(1.03%)
Total Annual Fund Operating Expenses (after waiver)		1.01%
[1]	Effective February 1, 2013, the Fund's Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding: brokerage fees and commissions; borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses such as acquired fund fees and expenses; and extraordinary litigation expenses do not exceed 1.00% of the Fund's average daily net assets through January 31, 2014, subject to the Advisor's right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 1.00% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
FCI VALUE EQUITY FUND	103	592	1,108	2,526

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.68% of the average value of its portfolio.
Principal Investment Strategies
Using a proprietary security selection process employed by Financial Counselors, Inc., the Fund’s investment advisor (the “Advisor”), the Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes are undervalued by the market. The Advisor makes this determination primarily based on an analysis of a security’s trading price as a multiple of its cash flow. The Fund invests in companies that the Advisor believes exhibit consistency in balance sheet strength, revenues, and cash flow.

Relying on a team of portfolio managers and equity analysts, the Advisor uses macroeconomic, industry-specific research and stock-specific research to identify investment opportunities for the Fund. Generally, each sector represented in the S&P 500 Index will be represented in the Fund’s portfolio. The Fund may at times significantly overweight or underweight specific sectors based on the Advisor’s research. The Fund may invest in securities regardless of market capitalization, which means that the Fund’s portfolio will at times include small- and mid-capitalization securities. The Fund’s investment strategy may result in a high portfolio turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies, including exchange-traded funds (“ETFs”), that invest primarily in equity securities. Equity securities in which the Fund may invest primarily include common stocks, securities convertible into common stocks and securities having common stock characteristics, derivative instruments, that have a value based on equity securities (such as rights, warrants or options to purchase common stocks, preferred stocks, and depositary receipts), as well as shares of other investment companies and ETFs that invest primarily in equity securities. The Fund may invest up to 25% of its assets in foreign companies operating in developed or undeveloped countries by investing in ETFs that invest primarily in equity securities of foreign companies, or by investing in American Depositary Receipts (“ADRs”) traded on U.S. stock exchanges that represent shares of a foreign company.

The Fund’s equity investments may generate some dividend income, as many of the larger companies in which the Fund typically invests pay dividends. Such dividends may generate taxable income for investors. Pending selection of suitable investments the Fund may invest in money market mutual funds and investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

The Fund intends to use derivative instruments for hedging, managing risk or income enhancement. Derivative instruments in which the Fund may invest include options and futures contracts. For example, options may be used to hedge or adjust exposure to a security or market. In an effort to enhance income, the Fund may write a covered call option, in which the Fund holds a long position in a security combined with a short position in a call option on the same underlying security.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
  Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.
  Industry or Sector Risk. Although the Advisor does not expect to concentrate the Fund’s investments in any particular industry or sector, the Fund may allocate more of the Fund’s investments to particular segments of the market. For example, the Fund, from time to time, may have over-weighted positions in particular sectors. A particular industry or market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular industry or sector, the Fund is subject to an increased risk that its investments in that particular industry or sector may decline because of changing expectations for the performance of that industry or sector.
  Small/Mid Cap Risk. Stocks of mid- and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid- and/or small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
  Company Specific Risk. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.
  Foreign Risk. Investing in foreign companies (whether directly or through ADRs or ETFs) may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investments in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.
  Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.
  ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
  Derivatives Risk. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price.
  Portfolio Turnover Risk. The Fund’s investment strategy typically results in a high portfolio turnover rate. High portfolio turnover results in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Prior to November 7, 2011 the Fund was known as the FCI Equity Fund and followed an equity growth investment strategy. The Fund’s current equity value strategy would have produced different results during the time periods shown below.
FCI Value Equity Fund Total Return as of December 31st

Highest/Lowest quarterly results during this time period were:
Best Quarter:	2nd Quarter, 2009, 12.50%
Worst Quarter:	4th Quarter, 2008, -20.95%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Year	Since Inception	Inception Date
FCI VALUE EQUITY FUND	7.83%	(1.31%)	2.62%	Oct. 05, 2005
FCI VALUE EQUITY FUND Return After Taxes on Distributions	5.05%	(1.93%)	1.94%	Oct. 05, 2005
FCI VALUE EQUITY FUND Return After Taxes on Distributions and Sale of Fund Shares	7.95%	(1.19%)	2.11%	Oct. 05, 2005
FCI VALUE EQUITY FUND S&P 500 Index (reflects no deductions for fees, expenses and taxes)	16.00%	1.66%	4.44%	Oct. 05, 2005

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 627-8504.